GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details)			12 Months Ended
	Oct. 01, 2020 USD ($)	Oct. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 uSDPerTonne	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Reduction of carbon emissions (in percent)				30.00%
Disposal groups classified as held for sale | ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill | $			$ 16,000,000
Disposal group, disposed of by sale, not discontinued operations | Votorantim remedies
Disclosure of information for cash-generating units [line items]
Impairment of goodwill | $			$ 18,000,000
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate (in percent)				2.00%
Impairment of goodwill | $	$ 0	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)				10.50%	10.80%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)				15.90%	15.00%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)				8.50%	9.10%
Cash-generating units | ACIS
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)				14.60%	14.50%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne)				67
Coking coal (in USD per tonne)				142
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne)				100
Coking coal (in USD per tonne)				149